Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Changes in Property, Plant and Equipment
(a)	Changes in property, plant and equipment for the year ended December 31, 2020 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction -in-progress (*1)	Right-of- use asset	Others	Total

Acquisition cost as of January 1, 2020	~~W~~	454,035	7,381,156	43,604,721	899,053	9,618,256	169,133	823,101	62,949,455
Accumulated depreciation as of January 1, 2020		—	(3,154,387)	(34,810,300)	(753,987)	—	(51,581)	(534,013)	(39,304,268)
Accumulated impairment loss as of January 1, 2020		—	(120,876)	(1,223,648)	(8,278)	(171,929)	(4,302)	(28,509)	(1,557,542)

Book value as of January 1, 2020	~~W~~	454,035	4,105,893	7,570,773	136,788	9,446,327	113,250	260,579	22,087,645

Additions		—	—	—	—	2,090,747	51,754	—	2,142,501
Depreciation		—	(332,058)	(3,035,681)	(67,391)	—	(54,069)	(236,986)	(3,726,185)
Disposals		(11,266)	(31,936)	(117,538)	(2,963)	—	—	(38,345)	(202,048)
Impairment loss		—	1,074	(30,815)	8	(3,801)	—	(4,960)	(38,494)
Others(*2)		53	117,900	4,976,266	59,758	(5,473,330)	—	319,353	—
Government grants received		—	(12,647)	(93,825)	—	(11,869)	—	—	(118,341)
Effect of movements in exchange rates		—	(1,020)	(1,882)	(33)	(2,347)	(28)	(65)	(5,375)

Book value as of December 31, 2020	~~W~~	442,822	3,847,206	9,267,298	126,167	6,045,727	110,907	299,576	20,139,703

Acquisition cost as of December 31, 2020	~~W~~	442,822	7,420,854	48,166,361	735,329	6,122,364	184,036	1,021,641	64,093,407

Accumulated depreciation as of December 31, 2020	~~W~~	—	(3,457,052)	(37,581,293)	(600,912)	—	(69,130)	(697,134)	(42,405,521)

Accumulated impairment loss as of December 31, 2020	~~W~~	—	(116,596)	(1,317,770)	(8,250)	(76,637)	(3,999)	(24,931)	(1,548,183)

(*1)	As of December 31, 2020, construction-in-progress mainly relates to construction of manufacturing facilities.
(*2)	Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

(b)	Changes in property, plant and equipment for the year ended December 31, 2021 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction -in-progress (*1)	Right-of- use asset	Others	Total

Acquisition cost as of January 1, 2021	~~W~~	442,822	7,420,854	48,166,361	735,329	6,122,364	184,036	1,021,641	64,093,407
Accumulated depreciation as of January 1, 2021		—	(3,457,052)	(37,581,293)	(600,912)	—	(69,130)	(697,134)	(42,405,521)
Accumulated impairment loss as of January 1, 2021		—	(116,596)	(1,317,770)	(8,250)	(76,637)	(3,999)	(24,931)	(1,548,183)

Book value as of January 1, 2021	~~W~~	442,822	3,847,206	9,267,298	126,167	6,045,727	110,907	299,576	20,139,703

Additions		—	—	—	—	3,651,064	63,655	—	3,714,719
Depreciation		—	(394,416)	(3,188,694)	(72,065)	—	(62,983)	(259,095)	(3,977,253)
Disposals		(8,975)	(17,655)	(30,046)	(44)	(6,899)	(7)	(40,501)	(104,127)
Impairment loss		—	3,897	(15,287)	(3)	620	—	(7,191)	(17,964)
Others(*2)		—	704,753	1,784,733	110,083	(2,910,055)	—	299,534	(10,952)
Government grants received		—	(5,491)	(80,432)	(60)	—	—	—	(85,983)
Effect of movements in exchange rates		—	167,236	682,295	15,041	11,141	8,294	16,296	900,303

Book value as of December 31, 2021	~~W~~	433,847	4,305,530	8,419,867	179,119	6,791,598	119,866	308,619	20,558,446

Acquisition cost as of December 31, 2021	~~W~~	433,847	8,583,015	50,288,095	863,241	6,867,667	235,436	1,184,889	68,456,190

Accumulated depreciation as of December 31, 2021	~~W~~	—	(4,068,333)	(40,637,254)	(675,638)	—	(111,382)	(853,778)	(46,346,385)

Accumulated impairment loss as of December 31, 2021	~~W~~	—	(209,152)	(1,230,974)	(8,484)	(76,069)	(4,188)	(22,492)	(1,551,359)

(*1)	As of December 31, 2021, construction-in-progress mainly relates to construction of manufacturing facilities.
(*2)	Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

Capitalized Borrowing Costs and Capitalization Rate
(c)	Capitalized borrowing costs and capitalization rate for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)
	2019		2020	2021
Capitalized borrowing costs	~~W~~	283,525	191,876	64,606
Capitalization rate		3.74%	4.14%	3.69%